Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
27.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2019	2018
Cash on hand	8,692	12,874
Bank deposits	20,611,786	21,013,228
	20,620,478	21,026,103

	As at December 31,
	2019	2018
Renminbi	20,618,675	21,021,141
Hong Kong Dollars	983	1,971
United States Dollars	820	2,991
	20,620,478	21,026,103

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at December 31, 2019 carry interest at market rates which ranged from 0.30% to 0.40% (2018: 0.35%-0.50%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.